Bank Borrowings - Schedule of Bank Borrowings (Details)	Nov. 02, 2021 HKD ($)	May 31, 2021 HKD ($)	Dec. 22, 2020 HKD ($)	Apr. 25, 2019 HKD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Line of Credit Facility [Line Items]
Total					$ 4,071,294	$ 518,643	$ 6,059,686
Less: current portion of long-term bank borrowings					(3,756,931)	(478,596)	(4,012,047)
Non-current portion of long-term bank borrowings					314,363	40,047	2,047,639
Loan agreement
Line of Credit Facility [Line Items]
Total	$ 2,847,150	$ 1,000,000	$ 5,000,000	$ 11,000,000
Debt instrument, term	5 years	5 years	60 months	7 years
Debt instrument, interest rate, stated percentage	3.00%	3.00%	3.00%	4.25%
Bank of Communications Limited | Loan 1
Line of Credit Facility [Line Items]
Total					1,489,754	189,780	2,358,837
Standard Chartered Bank Limited | Loan 2
Line of Credit Facility [Line Items]
Total					1,287,524	164,018	1,917,055
Standard Chartered Bank Limited | Loan 3
Line of Credit Facility [Line Items]
Total					1,053,016	134,144	1,414,102
Standard Chartered Bank Limited | Loan 4
Line of Credit Facility [Line Items]
Total					$ 241,000	$ 30,701	$ 369,692